Intangible Assets - Summary of Goodwill Allocated to Cash Generating Units (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of goodwill allocated to CGUs [Line Items]
Beginning balance	£ 8,034	£ 7,907
Exchange differences	(100)	145
Acquisitions and disposals	11
Acquisitions and disposals		(18)
Ending balance	7,945	8,034
Consumer [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Beginning balance	1,183	1,183
Ending balance	1,183	1,183
EE [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Beginning balance	2,768	4,917
Re-organisation		(2,149)
Ending balance	2,768	2,768
Business and Public Sector [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Beginning balance	2,570	662
Re-organisation		1,921
Exchange differences	(8)	10
Acquisitions and disposals		(23)
Ending balance	2,562	2,570
Global Services [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Beginning balance	571	1,145
Re-organisation		(709)
Exchange differences	(92)	135
Acquisitions and disposals	11
Ending balance	490	571
Wholesale and Ventures [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Beginning balance	942
Re-organisation		937
Acquisitions and disposals		5
Ending balance	£ 942	£ 942